Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 30, 2015
Supplement [Text Block]	pgtrf_SupplementTextBlock

Prudential Global Total Return Fund, Inc.

(the “Fund”)

Supplement dated July 14, 2016 to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

Effective as of August 1, 2016, the existing contractual cap on Fund expenses will be lowered, and the Fund’s manager and subadviser will waive a portion of the management fee and subadvisory fee, respectively. To reflect these changes, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows, effective as of August 1, 2016:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses, the “Annual Fund Operating Expenses” table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class Z
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%
+ Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None	None
+ Other expenses	0.36%	0.36%	0.36%	0.22%	0.36%
= Total annual Fund operating expenses	1.21%	1.96%	1.96%	0.82%	0.96%
- Fee waiver and/or expense reimbursement	(0.33)%	(0.33)%	(0.33)%	(0.24)%	(0.33)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	0.88%	1.63%	1.63%	0.58%	0.63%

(1)	The Manager has contractually agreed, through February 28, 2018, to reimburse and/or waive fees so that: (1) the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), acquired fund fees and expenses, taxes and deferred tax expenses, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.58% of the Fund's average daily net assets; and (2) the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes and deferred tax expenses, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.63% of the Fund's average daily net assets. The Manager has contractually agreed through February 28, 2018 to waive a portion of its management fee so that the effective management fee will be 0.50% of the average daily net assets of the Fund. These waivers may not be terminated prior to February 28, 2018 without the prior approval of the Fund’s Board of Directors.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses — Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 years	10 Years
Class A	$536	$786	$1,055	$1,822	$536	$786	$1,055	$1,822
Class B	$666	$883	$1,127	$1,973	$166	$583	$1,027	$1,973
Class C	$266	$583	$1,027	$2,259	$166	$583	$1,027	$2,259
Class Q	$59	$238	$431	$991	$59	$238	$431	$991
Class Z	$64	$273	$499	$1,148	$64	$273	$499	$1,148

Prudential Global Total Return Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pgtrf_SupplementTextBlock

Prudential Global Total Return Fund, Inc.

(the “Fund”)

Supplement dated July 14, 2016 to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

Effective as of August 1, 2016, the existing contractual cap on Fund expenses will be lowered, and the Fund’s manager and subadviser will waive a portion of the management fee and subadvisory fee, respectively. To reflect these changes, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows, effective as of August 1, 2016:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses, the “Annual Fund Operating Expenses” table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class Z
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%
+ Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None	None
+ Other expenses	0.36%	0.36%	0.36%	0.22%	0.36%
= Total annual Fund operating expenses	1.21%	1.96%	1.96%	0.82%	0.96%
- Fee waiver and/or expense reimbursement	(0.33)%	(0.33)%	(0.33)%	(0.24)%	(0.33)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	0.88%	1.63%	1.63%	0.58%	0.63%

(1)	The Manager has contractually agreed, through February 28, 2018, to reimburse and/or waive fees so that: (1) the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), acquired fund fees and expenses, taxes and deferred tax expenses, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.58% of the Fund's average daily net assets; and (2) the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes and deferred tax expenses, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.63% of the Fund's average daily net assets. The Manager has contractually agreed through February 28, 2018 to waive a portion of its management fee so that the effective management fee will be 0.50% of the average daily net assets of the Fund. These waivers may not be terminated prior to February 28, 2018 without the prior approval of the Fund’s Board of Directors.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses — Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 years	10 Years
Class A	$536	$786	$1,055	$1,822	$536	$786	$1,055	$1,822
Class B	$666	$883	$1,127	$1,973	$166	$583	$1,027	$1,973
Class C	$266	$583	$1,027	$2,259	$166	$583	$1,027	$2,259
Class Q	$59	$238	$431	$991	$59	$238	$431	$991
Class Z	$64	$273	$499	$1,148	$64	$273	$499	$1,148

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential Global Total Return Fund, Inc. | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	0.36%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.21%
- Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.88%	[1]
1 Year	rr_ExpenseExampleYear01	$ 536
3 Years	rr_ExpenseExampleYear03	786
5 Years	rr_ExpenseExampleYear05	1,055
10 Years	rr_ExpenseExampleYear10	1,822
1 Year	rr_ExpenseExampleNoRedemptionYear01	536
3 Years	rr_ExpenseExampleNoRedemptionYear03	786
5 years	rr_ExpenseExampleNoRedemptionYear05	1,055
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,822
Prudential Global Total Return Fund, Inc. | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.36%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.96%
- Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.63%	[1]
1 Year	rr_ExpenseExampleYear01	$ 666
3 Years	rr_ExpenseExampleYear03	883
5 Years	rr_ExpenseExampleYear05	1,127
10 Years	rr_ExpenseExampleYear10	1,973
1 Year	rr_ExpenseExampleNoRedemptionYear01	166
3 Years	rr_ExpenseExampleNoRedemptionYear03	583
5 years	rr_ExpenseExampleNoRedemptionYear05	1,027
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,973
Prudential Global Total Return Fund, Inc. | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.36%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.96%
- Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.63%	[1]
1 Year	rr_ExpenseExampleYear01	$ 266
3 Years	rr_ExpenseExampleYear03	583
5 Years	rr_ExpenseExampleYear05	1,027
10 Years	rr_ExpenseExampleYear10	2,259
1 Year	rr_ExpenseExampleNoRedemptionYear01	166
3 Years	rr_ExpenseExampleNoRedemptionYear03	583
5 years	rr_ExpenseExampleNoRedemptionYear05	1,027
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,259
Prudential Global Total Return Fund, Inc. | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.22%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.82%
- Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.58%	[1]
1 Year	rr_ExpenseExampleYear01	$ 59
3 Years	rr_ExpenseExampleYear03	238
5 Years	rr_ExpenseExampleYear05	431
10 Years	rr_ExpenseExampleYear10	991
1 Year	rr_ExpenseExampleNoRedemptionYear01	59
3 Years	rr_ExpenseExampleNoRedemptionYear03	238
5 years	rr_ExpenseExampleNoRedemptionYear05	431
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 991
Prudential Global Total Return Fund, Inc. | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.36%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.96%
- Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.63%	[1]
1 Year	rr_ExpenseExampleYear01	$ 64
3 Years	rr_ExpenseExampleYear03	273
5 Years	rr_ExpenseExampleYear05	499
10 Years	rr_ExpenseExampleYear10	1,148
1 Year	rr_ExpenseExampleNoRedemptionYear01	64
3 Years	rr_ExpenseExampleNoRedemptionYear03	273
5 years	rr_ExpenseExampleNoRedemptionYear05	499
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,148

[1]	The Manager has contractually agreed, through February 28, 2018, to reimburse and/or waive fees so that: (1) the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), acquired fund fees and expenses, taxes and deferred tax expenses, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.58% of the Fund's average daily net assets; and (2) the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes and deferred tax expenses, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.63% of the Fund's average daily net assets. The Manager has contractually agreed through February 28, 2018 to waive a portion of its management fee so that the effective management fee will be 0.50% of the average daily net assets of the Fund. These waivers may not be terminated prior to February 28, 2018 without the prior approval of the Fund’s Board of Directors.